Financial Risk Management and Financial Instruments - Other Long Term Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
At January 1	€ 49	€ 16	€ 16
Initial recognition of long term investment	2	9	0
Changes in fair value recorded in other comprehensive (loss)/income	158	29	0
Changes in fair value recognized in consolidated statement of operations	(4)	(4)	0
Sale of long term investment	(144)	0	0
Effect of changes in foreign exchange rates	3	(1)	0
At December 31	€ 64	€ 49	€ 16